J.P. MORGAN U.S. EQUITY FUNDS

JPMorgan Intrepid Multi Cap Fund

(All Share Classes)

(a series of JPMorgan Trust I)

Supplement dated February 15, 2013

to the Prospectus dated November 1, 2012, as supplemented

The Board of Trustees of JPMorgan Trust I has approved changing the name of the JPMorgan Intrepid Multi Cap Fund to the “JPMorgan Intrepid Advantage Fund” effective February 28, 2013.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS FOR FUTURE REFERENCE

SUP-INTPMUC-213

J.P. MORGAN U.S. EQUITY FUNDS

JPMorgan Intrepid Multi Cap Fund

(All Share Classes)

(a series of JPMorgan Trust I)

Supplement dated February 15, 2013

to the Statement of Additional Information dated November 1, 2012

The Board of Trustees of JPMorgan Trust I has approved changing the name of the JPMorgan Intrepid Multi Cap Fund to the “JPMorgan Intrepid Advantage Fund” effective February 28, 2013.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH

THE STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE

SUP-SAI-INTPMUC-213